EARNINGS PER SHARE (Tables)	0 Months Ended
Dec. 31, 2011
Earnings Per Share Tables [Abstract]
Rollforward of ordinary shares
	December 31,
	2011	2010	2009

	(Number of shares, in millions)
Ordinary shares—issued	942	937	923
Special shares—exchangeable into ordinary shares (see note 13a)	5	5	5
	947	942	928
Less—treasury shares	59	40	38
	888	902	890